FINANCE EXPENSE (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Nov. 11, 2019 ZAR (R)	May 31, 2018 ZAR (R)	Nov. 15, 2016 ZAR (R)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Finance expense
Borrowings - interest	R (1,444.9)	R (1,572.5)	R (2,091.9)
Borrowings - unwinding of amortised cost	(374.4)	(538.3)	(251.8)
Lease liabilities	(33.9)
Environmental rehabilitation obligation	(578.7)	(398.8)	(357.1)
Occupational healthcare obligation	(115.5)	(105.4)	(46.4)
Deferred payment	(179.0)	(200.4)	(148.2)
Dissenting shareholders	(21.2)	(68.1)	(62.9)
Deferred revenue	(352.3)	(160.3)
Deferred consideration	(40.5)
Other	(162.1)	(90.9)	(13.5)
Total finance expense	(3,302.5)	(3,134.7)	(2,971.8)
Streaming agreements (over time)
Finance expense
Borrowings - interest	(352.3)	(160.3)
BTT streaming revenue
Finance expense
Discount rate used in current estimate of value in use				11.50%	11.50%
Wheaton Precious Metals International [Member] | Gold
Finance expense
Discount rate used in current estimate of value in use				5.20%	5.20%
Wheaton Precious Metals International [Member] | Palladium
Finance expense
Discount rate used in current estimate of value in use				4.60%	4.60%
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 600.0			R 600.0
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					R 6,000.0	R 6,000.0		R 6,000.0
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt								R 4,500.0
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 350.0			R 350.0
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Face amount of debt									$ 178.1	R 1,883.9
Finance expense
Borrowings - unwinding of amortised cost	(120.1)	(152.9)	R (141.6)
Other borrowings
Finance expense
Borrowings - unwinding of amortised cost	R (9.6)	R (2.9)